CONVERTIBLE NOTES, 2017 Convertible Notes (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) Investor $ / shares
Convertible Notes [Abstract]
Loss (gain) related to change in fair value of convertible notes	$ (472,877)	$ 41,259	$ (51,950)
2017 Convertible Notes [Member]
Convertible Notes [Abstract]
Aggregate principal amount			$ 675,000
Number of new investors | Investor			9
Interest rate			5.00%
Prepaid outstanding unconverted and unpaid principal amount multiplier, if no IPO occurs			1.31
Consideration period for convertible notes prepayment			18 months
Extension term of debt instrument if no IPO closing date occurred on or before respective third anniversary date			2 years
Contingent interest			20.00%
Effective stipulated conversion price of convertible debt (in dollars per share) | $ / shares			$ 14.807
Amount of outstanding principal converted	615,000	50,000
Loss (gain) related to change in fair value of convertible notes	$ 472,877	$ (41,259)	$ 51,950
2017 Convertible Notes [Member] | Minimum [Member]
Convertible Notes [Abstract]
Percentage of conversion of outstanding principal into shares			50.00%
Conversion price (in dollars per share) | $ / shares			$ 13.13
2017 Convertible Notes [Member] | Maximum [Member]
Convertible Notes [Abstract]
Conversion price (in dollars per share) | $ / shares			$ 14.26
Number of days after default in which outstanding obligation would be immediately due and payable			3 days
2017 Convertible Notes [Member] | Class A Ordinary Shares [Member]
Convertible Notes [Abstract]
Number of ordinary shares converted from debt (in shares) | shares	45,645,884	3,592,415